Investment Objectives and Goals - Disciplined U.S. Value Equity Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	A high level of current income and long-term growth of capital consistent with reasonable risk to principal.